DECOMMISSIONING LIABILITIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use	10.60%	9.70%
Long-term Expected Inflation Rate [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate	3.70%	3.60%
Jerritt Canyon Gold LLC [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use	4.60%	4.70%
Historical inflation rate	2.20%	2.40%
Reclamation and closure cost obligation	$ 111.8
Amount of obligation secured through cash	82.4
Letter of credit used as collateral	35.4
Estimated costs of decommissioning liabilities provision	$ 19.3